UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 46.7%
U.S. Government Agencies - 0.9%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,486,627

U.S. Government Obligations - 45.8%
U.S. Treasury Bonds	3.000%	5/15/45	22,870,000	23,976,862
U.S. Treasury Bonds	2.875%	8/15/45	15,120,000	15,453,698
U.S. Treasury Bonds	3.000%	11/15/45	61,690,000	64,745,567
U.S. Treasury Notes	0.500%	8/31/16	30,060,000	30,055,551
U.S. Treasury Notes	0.875%	9/15/16	30,000,000	30,061,530
U.S. Treasury Notes	1.375%	1/31/21	33,450,000	33,516,633
U.S. Treasury Notes	2.125%	12/31/21	13,000,000	13,443,833
U.S. Treasury Notes	1.750%	1/31/23	133,350,000	133,995,948
U.S. Treasury Notes	2.000%	8/15/25	920,000	925,929
U.S. Treasury Notes	2.250%	11/15/25	57,200,000	58,835,577

Total U.S. Government Obligations				405,011,128

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $405,419,197)				412,497,755

ASSET-BACKED SECURITIES - 12.6%
ACAS CLO Ltd., 2014-1A A	2.130%	7/18/26	1,000,000	987,997	(a)(b)
ACE Securities Corp., 2006-GP1 A	0.687%	2/25/31	19,086	18,682	(a)
Adams Mill CLO Ltd., 2014-1A A2	2.052%	7/15/26	1,000,000	974,525	(a)(b)
AFC Home Equity Loan Trust, 2002-2 2A	1.127%	6/25/30	21,831	18,268	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.777%	11/25/35	920,286	873,067	(a)
Apidos CLO, 2013-16A B	3.420%	1/19/25	700,000	652,482	(a)(b)
Apidos CLO, 2014-18A A1	2.033%	7/22/26	1,000,000	985,083	(a)(b)
Apidos CLO, 2015-20A A1	2.170%	1/16/27	2,500,000	2,484,500	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.547%	9/25/33	96,374	93,752	(a)
Argent Securities Inc., 2004-W5 AV3B	1.322%	4/25/34	188,061	182,721	(a)
Argent Securities Inc., 2006-M3 A2C	0.587%	10/25/36	5,146,576	2,047,387	(a)
Arrowpoint CLO Ltd., 2014-2A A1L	2.002%	3/12/26	1,000,000	989,063	(a)(b)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	196,743	202,373	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.327%	3/25/37	855,829	720,009	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.707%	2/25/36	5,706	5,715	(a)
Carlyle Global Market Strategies, 2013-4A C	3.422%	10/15/25	250,000	239,218	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.047%	1/25/33	18,483	17,432	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	1.167%	10/25/32	420,443	391,471	(a)
CIFC Funding Ltd., 2014-3A A	2.111%	7/22/26	750,000	741,930	(a)(b)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,174,764	1,171,553
Countrywide Asset-Backed Certificates, 2004-5 2A	0.927%	10/25/34	3,257,211	3,083,980	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.757%	7/25/36	122,072	102,835	(a)(b)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.859%	4/25/47	13,297,003	12,945,154	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.327%	10/25/47	46,028	41,284	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	684,294	718,444	(b)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.666%	2/15/30	972,984	847,832	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.972%	3/25/31	32,631	32,437	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.872%	12/25/42	165,212	157,931	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.370%	1/17/26	250,000	231,942	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.172%	2/25/31	15,213	15,020	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.602%	12/25/36	$52,737	$46,395	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.984%	3/18/29	265,000	233,648	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.555%	6/19/29	400,000	348,000	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.696%	2/20/30	200,000	174,000	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.793%	2/20/32	100,000	92,055	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.831%	3/13/32	450,000	408,665	(a)
GSAMP Trust, 2003-SEA A1	0.827%	2/25/33	72,131	67,636	(a)
GSAMP Trust, 2004-AR1 M1	1.402%	6/25/34	1,711,366	1,634,607	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.722%	9/25/36	258,417	247,807	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.052%	7/15/26	1,250,000	1,219,161	(a)(b)
Keycorp Student Loan Trust, 2004-A 1A2	0.861%	10/27/42	8,118,226	7,474,385	(a)
Lehman XS Trust, 2005-5N 1A1	0.727%	11/25/35	54,858	49,705	(a)
Lehman XS Trust, 2006-2N 1A1	0.687%	2/25/46	76,193	54,571	(a)
Magnetite CLO Ltd., 2012-6A CR	3.112%	9/15/23	2,000,000	1,958,600	(a)(b)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	3.202%	12/25/32	354,175	355,873	(a)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.727%	5/25/37	10,619,725	9,183,433	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.517%	12/25/36	40,444	20,832	(a)
Neuberger Berman CLO Ltd., 2014-16A A1	2.092%	4/15/26	830,000	820,067	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	2.154%	10/20/26	2,000,000	1,964,134	(a)(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.105%	10/15/37	881,017	780,667	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	1,098,694	986,304	(a)
OZLM Ltd., 2014-7A A1B	2.111%	7/17/26	500,000	494,123	(a)(b)
OZLM Ltd., 2014-8A A1A	2.061%	10/17/26	1,500,000	1,475,824	(a)(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.207%	1/25/31	8,787	6,141	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.967%	8/25/31	12,914	9,259	(a)
RAAC Series, 2006-RP3 A	0.692%	5/25/36	334,111	302,136	(a)(b)
RAAC Series, 2006-SP1 M1	0.827%	9/25/45	2,160,000	1,752,409	(a)
RAAC Series, 2007-RP1 A	0.712%	5/25/46	117,028	106,987	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.287%	6/25/33	9,040	8,588	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.302%	8/25/33	461,550	432,525	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.427%	9/25/37	425,541	326,139	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	2.227%	9/25/37	1,863,117	1,470,410	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.327%	11/25/32	3,339	2,837	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.697%	10/25/36	1,470,000	1,273,528	(a)
Residential Asset Securities Corp., 2005-KS12 M1	0.867%	1/25/36	9,805,000	9,326,626	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.927%	10/25/32	4,759	4,396	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.420%	2/20/25	250,000	236,159	(a)(b)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.567%	5/25/36	20,312	11,195	(a)
SLM Student Loan Trust, 2003-11 A6	1.262%	12/15/25	8,955,000	8,643,490	(a)(b)
SLM Student Loan Trust, 2005-04 A3	0.739%	1/25/27	8,171,351	7,724,209	(a)
SLM Student Loan Trust, 2008-5 A4	2.319%	7/25/23	7,820,000	7,876,397	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.767%	7/25/29	1,257	1,181	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	947,664	937,032
Structured Asset Securities Corp., 2004-SC1	8.300%	12/25/29	22,724	25,244	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	1.087%	2/25/35	566,517	551,941	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.567%	5/25/47	83,515	80,638	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.857%	3/25/37	260,576	255,566	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	82,467	84,257

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Venture CDO Ltd., 2013-15A B1	2.672%	7/15/25	$800,000	$767,685	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.122%	4/15/26	3,130,000	3,082,283	(a)(b)
Voya CLO Ltd., 2014-4A A1	2.124%	10/14/26	2,750,000	2,692,863	(a)(b)
Washington Mill CLO Ltd., 2014-1A A1	2.124%	4/20/26	2,000,000	1,958,534	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $111,213,750)				112,015,234

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6%
Adjustable Rate Mortgage Trust, 2005-10 1A21	2.841%	1/25/36	18,305	15,960	(a)
American Home Mortgage Assets Trust, 2006-2 2A1	0.617%	9/25/46	62,637	43,524	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	0.737%	6/25/45	3,276,189	2,784,469	(a)
Banc of America Funding Corp., 2004-B 3A2	3.005%	12/20/34	15,817	8,501	(a)
Banc of America Funding Corp., 2005-E 8A1	2.079%	6/20/35	56,401	35,770	(a)
BCAP LLC Trust, 2006-AA1 A1	0.617%	10/25/36	858,843	674,584	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.427%	9/25/34	167,969	167,563	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.983%	1/25/35	31,372	30,927	(a)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.578%	1/15/46	89,370	89,285	(a)
Chevy Chase Mortgage Funding Corp., 2003-4A A1	0.762%	10/25/34	7,904,986	7,301,632	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.707%	1/25/35	8,025,233	7,271,780	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,887,532
Colony Mortgage Capital Ltd., 2014-FL2 B	2.874%	11/10/31	5,730,000	5,615,973	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	40,515
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	385,536
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	172,560	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	80,000	82,595	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	133,915	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,731,356
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,538,279
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.504%	6/10/47	7,666,317	562,799	(a)
Commercial Mortgage Pass-Through Certificates, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,130,457
Connecticut Avenue Securities, 2014-C03 1M1	1.627%	7/25/24	2,875,002	2,867,830	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.595%	7/20/35	1,070,469	847,247	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	869,867	788,195
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.557%	3/25/47	98,939	67,167	(a)
Countrywide Home Loans, 2004-R1 1AF	0.827%	11/25/34	452,558	405,235	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.847%	7/25/36	593,189	544,783	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.727%	5/25/35	80,274	69,561	(a)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	244,000	251,687	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.376%	9/15/38	1,890,000	1,867,922	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.776%	9/15/38	1,840,000	1,798,642	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	4,790,000	5,036,752	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.739%	11/15/48	5,000,000	3,605,413	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.739%	11/15/48	7,026,000	4,634,309	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.075%	7/15/37	$1,205,370	$239,224	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.525%	10/15/41	1,085,921	189,301	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,504,304	339,388
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	66,417	75,389
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.989%	2/15/38	25,603,287	1,893,069	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.797%	7/25/21	2,244,101	167,643	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.743%	7/25/25	72,885,349	3,427,353	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.463%	8/25/25	173,145,678	4,702,533	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.483%	11/25/19	41,486,618	1,688,410	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.661%	8/25/22	84,010,470	2,497,640	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.341%	6/25/21	7,744,057	428,139	(a)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.154%	9/25/40	1,271,918	262,588	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.104%	1/25/41	388,540	75,602	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	514,385	604,675
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	34,339	38,394
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	50,811	46,355
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.174%	7/25/42	234,129	46,986	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,610,968	163,190
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	985,315	125,840
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.724%	12/25/42	1,400,507	305,050	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	287,670	322,523
Federal National Mortgage Association (FNMA), 2013-010 JS, IO	5.724%	2/25/43	907,539	188,421	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.724%	2/25/43	739,473	152,164	(a)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	1,185,811	142,509
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	3,927,002	471,614
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	3,984,929	424,336
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.923%	8/25/44	10,295,166	745,428	(a)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	1.570%	1/25/17	3,173,712	3,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	$49,552	$10,154
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	28,661	5,178
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	14,956	2,595	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	15,993	2,721	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	24,856	4,379
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	37,781	8,917
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	145,282	27,151
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	507,301	49,447
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	288,529	56,532
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	22,829,351	230,227	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.427%	12/25/45	45,392	46,274	(a)(b)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB6 A10	3.220%	8/25/35	8,316,160	8,408,469	(a)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10	2.950%	9/25/35	7,784,519	7,610,924	(a)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.132%	4/19/36	1,437,315	1,304,500	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.074%	3/20/39	56,927	5,352	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.224%	1/20/40	110,672	15,053	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	394,417	36,347
Government National Mortgage Association (GNMA), 2011-H01 AF	0.701%	11/20/60	1,087,910	1,073,810	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.751%	4/20/61	1,654,398	1,642,687	(a)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	6.175%	4/16/42	5,910,688	1,417,709	(a)
Government National Mortgage Association (GNMA), 2014-073 IO, IO	0.829%	4/16/56	47,488,340	2,721,709	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.700%	1/16/55	121,368,629	4,906,509	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.811%	5/16/55	61,150,620	4,070,577	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,901,939	428,615
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	2,998,210	644,591
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	784,958	174,914
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	545,224	(a)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,227,063
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.777%	1/25/35	1,713,133	1,449,088	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.777%	3/25/35	884,245	763,009	(a)(b)
GSR Mortgage Loan Trust, 2004-14 3A2	3.129%	12/25/34	31,993	30,997	(a)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.867%	5/25/35	72,561	66,816	(a)
HarborView Mortgage Loan Trust, 2006-02	2.821%	2/25/36	99,074	82,974	(a)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.646%	7/19/47	77,353	63,463	(a)
Homebanc Mortgage Trust, 2004-2 A1	1.167%	12/25/34	7,827,519	7,431,173	(a)
IMPAC CMB Trust, 2004-07 1A1	1.167%	11/25/34	6,870,345	6,509,766	(a)
IMPAC Secured Assets Corp., 2007-2 2A	0.677%	4/25/37	937,469	869,505	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.727%	7/25/35	$46,872	$40,532	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	340,000	350,706	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.215%	1/15/47	39,702,777	2,133,484	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.230%	11/15/47	66,883,774	3,930,351	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,220,000	2,341,664
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.724%	7/15/47	1,130,000	1,104,343	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.706%	11/15/31	5,550,000	5,449,449	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	975,108	860,738
JPMorgan Mortgage Trust, 2015-5 A9	2.900%	5/25/45	7,198,424	7,186,250	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 1A2	0.632%	7/27/36	7,421,783	4,798,511	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 2A2	0.632%	12/27/36	14,290,000	10,467,681	(a)(b)
La Hipotecaria SA, 2007-1GA A	4.773%	12/23/36	240,710	235,895	(a)(b)(c)
Luminent Mortgage Trust, 2006-2 A1A	0.627%	2/25/46	89,577	60,049	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.592%	12/25/36	38,451	31,074	(a)
MASTR ARM Trust, 2004-4 3A1	2.332%	5/25/34	85,153	84,745	(a)
MASTR ARM Trust, 2005-7 3A1	2.745%	9/25/35	115,212	85,116	(a)
MASTR ARM Trust, 2007-R5 A1	2.601%	11/25/35	1,080,791	832,776	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.526%	3/25/36	1,072,284	795,622	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.835%	1/25/29	118,852	1,899	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.954%	8/15/45	1,549,956	105,230	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	62,558
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.217%	7/15/46	100,000	108,959	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.647%	2/25/47	373,152	160,599	(a)
Prime Mortgage Trust, 2005-2 2A1	6.630%	10/25/32	23,018	24,481	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.542%	5/25/35	13,894	13,919	(a)
Regal Trust IV, 1999-1 A	2.149%	9/29/31	3,152	2,908	(a)(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.632%	9/25/46	1,417,882	954,190	(a)
Residential Accredit Loans Inc., 2007-QO1 A1	0.577%	2/25/47	79,517	62,371	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	58,900	52,255
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	2,021,809	1,916,508
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.627%	2/25/24	12,830,000	12,759,372	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.822%	8/25/24	1,379,234	1,393,616	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.927%	8/25/24	560,000	560,415	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	2.627%	9/25/24	12,500,000	12,308,754	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.177%	10/25/24	3,180,000	3,079,779	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.435%	3/25/46	584,661	485,360	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.657%	2/25/36	176,585	138,796	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.637%	4/25/36	$157,855	$112,786	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.402%	3/25/33	356,362	355,018	(a)
Structured Asset Securities Corp., 2004-2 4A1	2.598%	3/25/34	448,191	439,424	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	100,495	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.551%	12/15/43	357,000	337,235	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.553%	10/25/34	592,196	597,702	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.227%	1/25/45	225,918	215,243	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2AB3	0.697%	4/25/45	10,217,153	9,389,250	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.747%	7/25/45	186,109	175,721	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.697%	12/25/45	72,671	68,041	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.245%	8/25/46	3,537,891	2,389,075	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.625%	8/15/50	35,618,171	2,673,885	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,130,928
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.677%	6/15/45	469,940	33,789	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,694,067	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $235,477,199)				234,895,702

CORPORATE BONDS & NOTES - 0.6%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,553,914

FINANCIALS - 0.2%
Banks - 0.2%
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	400,000	446,822	(a)(b)(e)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	2/29/16	1,730,000	1,654,312	(a)(e)

TOTAL FINANCIALS				2,101,134

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc., Senior Secured Notes	4.250%	10/15/19	120,000	123,150

MATERIALS - 0.2%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,791,029	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $5,722,058)				5,569,227

MORTGAGE-BACKED SECURITIES - 16.0%
FHLMC - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	2.677%	2/1/32	3,804	3,967	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	85,460	94,911
Federal Home Loan Mortgage Corp. (FHLMC)	2.577%	5/1/37	130,009	138,598	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	218,157	248,688
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	407,811	462,665
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42	51,867	54,485
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43	14,743	15,862
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/14/46	2,900,000	3,024,350	(f)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$67,051	$76,878
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	508,045	567,886
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	3/1/39	70,399	83,820
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	1,099,619	1,155,279
Federal Home Loan Mortgage Corp. (FHLMC)	2.551%	3/1/33	141,044	150,274	(a)

Total FHLMC				6,077,663

FNMA - 11.1%
Federal National Mortgage Association (FNMA)	2.500%	2/17/31	2,700,000	2,760,802	(f)
Federal National Mortgage Association (FNMA)	3.000%	2/17/31	39,200,000	40,853,594	(f)
Federal National Mortgage Association (FNMA)	3.500%	2/17/31-3/14/46	10,100,000	10,631,269	(f)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	972,808	1,064,694
Federal National Mortgage Association (FNMA)	1.895%	1/1/33	46,519	48,684	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	483,188	542,514
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	5,303,889	5,885,114
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	71,201	80,241
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	1,161,657	1,330,228
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	98,326	116,208
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-11/1/42	184,802	198,694
Federal National Mortgage Association (FNMA)	3.500%	5/1/43-1/1/46	12,037,407	12,623,989
Federal National Mortgage Association (FNMA)	4.000%	3/14/46	16,400,000	17,485,033	(f)
Federal National Mortgage Association (FNMA)	5.000%	3/14/46	3,800,000	4,189,574	(f)

Total FNMA				97,810,638

GNMA - 4.2%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	3,286,190	3,730,691
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	6,053,102	6,615,352
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	83,648	92,807
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	5,521,344	5,980,881
Government National Mortgage Association (GNMA) II	3.500%	2/22/46	19,800,000	20,884,359	(f)

Total GNMA				37,304,090

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $140,223,500)				141,192,391

U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.5%
U.S. Government Obligations - 6.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	15,701,975	18,203,754
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,666,246	3,242,630
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	9,264,616	8,411,262
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,678,445	2,812,332
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	21,106,264	19,021,598
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,695,007	5,632,123

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $56,475,677)				57,323,699

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.75		3/11/16	250	228,125
Eurodollar 1-Year Mid Curve Futures, Call @ $98.88		3/11/16	50	31,562
Eurodollar Futures, Call @ $99.50		3/14/16	477	5,963

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
Eurodollar Futures, Put @ $99.00		2/12/16	500	$3,125
Eurodollar Futures, Put @ $99.00		3/14/16	1,250	7,813
Eurodollar Futures, Put @ $99.38		3/14/16	3,799	284,925
U.S. Treasury 5-Year Notes Futures, Call @ $120.25		2/19/16	125	77,148
U.S. Treasury 5-Year Notes Futures, Put @ $116.00		2/19/16	100	781
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		2/19/16	4,700	36,721
U.S. Treasury 5-Year Notes Futures, Put @ $118.00		2/19/16	1,284	10,032
U.S. Treasury 5-Year Notes Futures, Put @ $118.25		2/19/16	200	1,600
U.S. Treasury 5-Year Notes Futures, Put @ $119.75		2/19/16	97	7,578
U.S. Treasury 10-Year Notes Futures, Call @ $135.00		2/19/16	2,711	42,359
U.S. Treasury 10-Year Notes Futures, Call @ $135.50		2/19/16	500	7,813
U.S. Treasury 10-Year Notes Futures, Put @ $126.50		2/19/16	35	1,094
U.S. Treasury 10-Year Notes Futures, Put @ $127.50		3/24/16	242	105,875
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		2/19/16	101	41,006
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00		2/19/16	95	32,656

TOTAL PURCHASED OPTIONS (Cost - $1,000,244)				926,176

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $955,531,625)				964,420,184

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $13,876,313)	0.194%		13,876,313	13,876,313

TOTAL INVESTMENTS - 110.7% (Cost - $969,407,938#)				978,296,497
Liabilities in Excess of Other Assets - (10.7)%				(94,648,511)

TOTAL NET ASSETS - 100.0%				$883,647,986

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2016, the Fund held TBA securities with a total cost of $99,324,024.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	3/14/16	$99.38	200	$15,000
Eurodollar Futures, Call	6/13/16	99.00	89	73,425
Eurodollar Futures, Put	3/14/16	99.25	4,515	28,219
U.S. Treasury 5-Year Notes Futures, Call	2/19/16	119.00	50	84,766
U.S. Treasury 5-Year Notes Futures, Call	2/19/16	118.75	280	542,500
U.S. Treasury 5-Year Notes Futures, Put	2/19/16	118.50	100	781
U.S. Treasury 5-Year Notes Futures, Put	2/19/16	119.00	150	3,516
U.S. Treasury 5-Year Notes Futures, Put	3/24/16	119.75	151	53,086
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	129.50	18	12,656
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	130.50	198	64,944
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	130.00	379	183,578
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	127.50	177	384,422
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	126.50	138	429,094
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	129.00	479	471,516
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	128.00	410	711,094
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	127.00	1,022	2,682,750
U.S. Treasury 10-Year Notes Futures, Call	3/24/16	129.00	118	129,092
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	123.50	27	422
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	125.00	275	4,297
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	127.00	335	15,703
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	128.50	148	37,000
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	127.50	751	70,406
U.S. Treasury 10-Year Notes Futures, Put	3/24/16	126.50	39	9,141
U.S. Treasury 10-Year Notes Futures, Put	3/24/16	127.00	236	73,750
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	165.00	48	22,512
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	163.00	77	72,187
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	162.00	127	162,719
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	161.00	176	302,500
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	160.00	145	326,250
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	157.00	77	336,875
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	158.00	281	1,005,453
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	148.00	145	2,266
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	152.00	71	3,328
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	155.00	95	13,359
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	153.00	311	19,437
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	159.00	28	23,187
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	158.00	331	181,016
U.S. Treasury Long-Term Bonds Futures, Put	3/24/16	155.00	54	50,625
U.S. Treasury Long-Term Bonds Futures, Put	3/24/16	157.00	84	129,937

TOTAL WRITTEN OPTIONS (Premiums received - $5,100,274)				$8,732,809

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. government & agency obligations	—	$412,497,755	—	$412,497,755
Asset-backed securities	—	111,493,234	$522,000	112,015,234
Collateralized mortgage obligations	—	226,251,338	8,644,364	234,895,702
Corporate bonds & notes	—	5,569,227	—	5,569,227
Mortgage-backed securities	—	141,192,391	—	141,192,391
U.S. Treasury inflation protected securities	—	57,323,699	—	57,323,699
Purchased options	$926,176	—	—	926,176

Total Long-term investments	$926,176	$954,327,644	$9,166,364	$964,420,184

Short-term investments†	13,876,313	—	—	13,876,313

Total investments	$14,802,489	$954,327,644	$9,166,364	$978,296,497

Other financial instruments:
Futures contracts	$14,513,589	—	—	$14,513,589

Total	$29,316,078	$954,327,644	$9,166,364	$992,810,086

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$8,732,809	—	—	$8,732,809
Futures contracts	8,416,181	—	—	8,416,181
Centrally cleared interest rate swaps	—	$8,609,737	—	8,609,737
OTC credit default swaps on sovereign issues - sell protection‡	—	1,204,417	—	1,204,417

Total	$17,148,990	$9,814,154	—	$26,963,144

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of October 31, 2015	$522,000	$12,847,133	$13,369,133
Accrued premiums/discounts	2,573	9,598	12,171
Realized gain (loss)	—	63	63
Change in unrealized appreciation (depreciation)[1]	(2,573)	(66,307)	(68,880)
Purchases	—	—	—
Sales	—	(15,195)	(15,195)
Transfers into Level 3	—	—	—
Transfers out of Level 3[2]	—	(4,130,928)	(4,130,928)

Balance as of January 31, 2016	$522,000	$8,644,364	$9,166,364

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$(2,573)	$92,543	$89,970

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,041,967
Gross unrealized depreciation	(8,153,408)

Net unrealized appreciation	$8,888,559

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	136	3/17	$33,558,442	$33,695,700	$137,258
90-Day Eurodollar	308	6/17	75,874,464	76,233,850	359,386
U.S. Treasury 2-Year Notes	274	3/16	59,509,984	59,903,250	393,266
U.S. Treasury 5-Year Notes	5,814	3/16	692,376,232	701,586,281	9,210,049
U.S. Treasury 10-Year Notes	51	6/16	6,548,353	6,583,781	35,428
U.S. Treasury Long-Term Bonds	145	3/16	23,159,378	23,349,531	190,153
U.S. Treasury Ultra Long-Term Bonds	504	3/16	79,570,451	83,758,500	4,188,049

					14,513,589

Contracts to Sell:
90-Day Eurodollar	2,463	3/16	611,539,945	611,901,562	(361,617)
90-Day Eurodollar	739	6/16	183,452,948	183,502,937	(49,989)
90-Day Eurodollar	4,140	12/16	1,025,258,908	1,026,564,749	(1,305,841)
U.S. Treasury 10-Year Notes	3,173	3/16	404,452,657	411,151,391	(6,698,734)

					(8,416,181)

Net unrealized appreciation on open futures contracts					$6,097,408

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$1,194,750,000	4/27/16	0.455%*	FEDL01*	—	$(85,174)
Chicago Mercantile Exchange	2,389,500,000	4/27/16	0.460%*	FEDL01*	—	(184,278)
Chicago Mercantile Exchange	2,437,380,000	4/27/16	0.461%*	FEDL01*	—	(191,529)
Chicago Mercantile Exchange	1,194,750,000	4/27/16	0.473%*	FEDL01*	—	(109,547)
Chicago Mercantile Exchange	120,400,000	8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(2,981,382)
Chicago Mercantile Exchange	69,068,000	11/30/22	1.900 semi-annually	3-Month LIBOR quarterly	$140,410	(1,626,123)
Chicago Mercantile Exchange	39,864,000	2/15/41	2.720% semi-annually	3-Month LIBOR quarterly	(66,228)	(3,431,704)

Total	$7,445,712,000				$74,182	$(8,609,737)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$1,285,000	12/20/20	4.623%	1.000% quarterly	$(199,340)	$(206,963)	$7,623
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	3,212,000	12/20/20	4.623%	1.000% quarterly	(498,272)	(520,016)	21,744
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	3,267,000	12/20/20	4.623%	1.000% quarterly	(506,805)	(523,023)	16,218

Total	$7,764,000				$(1,204,417)	$(1,250,002)	$45,585

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	One time payment at termination date

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016